COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 49,027	$ 193,285
2017	198,935	198,935
2018	204,585	204,585
2019	210,234	210,234
2020	106,530	106,530
Total	$ 769,311	$ 913,569